Financial Instruments - VaR by Risk Factor (Detail) - CAD ($) $ in Millions	Apr. 30, 2022	Jan. 31, 2022	Apr. 30, 2021
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	$ 10.2	$ 14.0	$ 10.8
Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	5.5	5.9	4.8
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	9.6	14.1	13.9
Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	5.1	2.2	9.4
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	1.8	1.4	3.0
Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	5.6	1.7	4.1
Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.0	2.0	2.3
Risk diversification effect [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	(12.0)	(7.4)	(13.0)
Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	12.7	13.9	16.6
Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	25.7	$ 24.7	$ 37.6
Weighted average [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	10.4
Weighted average [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	5.7
Weighted average [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	9.6
Weighted average [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.0
Weighted average [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.0
Weighted average [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.8
Weighted average [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.1
Weighted average [member] | Risk diversification effect [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	(9.4)
Weighted average [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	11.9
Weighted average [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	26.4
Top of range [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	13.7
Top of range [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	8.6
Top of range [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	14.6
Top of range [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	6.8
Top of range [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.7
Top of range [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	5.6
Top of range [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.6
Top of range [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	15.6
Top of range [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	41.0
Bottom of range [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	7.2
Bottom of range [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.0
Bottom of range [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	7.8
Bottom of range [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	1.7
Bottom of range [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	1.3
Bottom of range [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	1.3
Bottom of range [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	1.7
Bottom of range [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	7.8
Bottom of range [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	$ 16.8